Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 211,652	$ 190,524	$ 223,676
Asia
Revenue	125,618	112,019	133,542
Europe
Revenue	47,308	54,006	70,121
North America
Revenue	20,307	13,364	10,557
Australia
Revenue	$ 18,419	$ 11,135	$ 9,456